Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
L&F milestone payment liability	$ 1,500,000	$ 1,500,000
L&F Note	(351,579)	(351,579)
L&F, net	1,148,421	1,148,421
Payroll accrual	584,226
Other accrued expenses	214,229
Federal income tax payable	106,683
Accrued interest		748,767
Deferred rent		16,913
Total accrued expenses and other current liabilities	$ 2,053,559	$ 1,914,101